Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories

The components of inventories are summarized below (in thousands):

	March 31,	December 31,
	2013	2012
Raw materials	$4,873	$5,130
Work in process	3,458	4,360
Finished goods	6,903	5,779
Provision for excess and obsolete inventory	(347)	(357)
Total inventories	$14,887	$14,912

	December 31,	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711